Alpha Fiduciary Quantitative Strategy Fund
	Schedule of Investments
	April 30, 2025 (Unaudited)
Shares			Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
27,300	iShares Core S&P 500 ETF *		$ 15,232,308
Total for Exchange Traded Funds (Cost - $9,779,479)			15,232,308	78.68%

MONEY MARKET FUNDS
388,072	Goldman Sachs Financial Square Treasury Instruments Fund		388,072
	Class X 4.14% **

Total for Money Market Funds (Cost - $388,072)			388,072	2.00%

Total Investment Securities			15,620,380	80.68%
(Cost - $10,167,551)

Other Assets in Excess of Liabilities			3,738,639	19.32%

Net Assets			$ 19,359,019	100.00%

* Additional information, including the current Prospectus and Annual Reports, is available at
https://www.ishares.com/us/products/239726/
** The rate shown represents the 7-day yield at April 30, 2025.

Alpha Fiduciary Quantitative Strategy Fund
	Schedule of Futures Contracts
	April 30, 2025 (Unaudited)
				Unrealized
	Number of Contracts	Expiration	Notional	Appreciation/
Description	Purchased/(Sold)	Date	Value	(Depreciation)

Index Futures Purchased
E-mini Standard & Poor's 500 Futures	15	6/20/2025	$ 4,190,250	$ (1,688)

Total	15		$ 4,190,250	$ (1,688)